UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07529

Investment Company Act File Number

Asian Small Companies Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Asian Small Companies Portfolio

May 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.3%

Security	Shares	Value
Cambodia — 1.5%
Hotels, Restaurants & Leisure — 1.5%
NagaCorp, Ltd.	1,206,000	$995,112

		$995,112

Total Cambodia (identified cost $996,909)		$995,112

China — 12.7%
Building Products — 1.0%
Bolina Holding Co., Ltd.	1,656,000	$669,794

		$669,794

Containers & Packaging — 4.3%
Youyuan International Holdings, Ltd.	8,584,400	$2,871,498

		$2,871,498

Electronic Equipment, Instruments & Components — 1.3%
Kingboard Laminates Holdings, Ltd.	2,075,000	$873,259

		$873,259

Food Products — 2.9%
Biostime International Holdings, Ltd.	350,000	$1,957,483

		$1,957,483

Household Products — 1.5%
Vinda International Holdings, Ltd.	746,000	$957,091

		$957,091

Machinery — 0.6%
Lonking Holdings, Ltd.(1)	1,793,000	$403,909

		$403,909

Real Estate Management & Development — 1.1%
SOHO China, Ltd.	890,000	$754,299

		$754,299

Total China (identified cost $6,412,092)		$8,487,333

Hong Kong — 7.6%
Commercial Banks — 1.3%
Dah Sing Financial Holdings Ltd.	200,000	$889,790

		$889,790

Diversified Financial Services — 2.4%
First Pacific Co., Ltd.	574,000	$759,670
Public Financial Holdings, Ltd.	1,684,000	830,896

		$1,590,566

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.8%
Future Bright Holdings, Ltd.	1,704,000	$578,952

		$578,952

Multiline Retail — 0.4%
AEON Stores (Hong Kong) Co., Ltd.	117,500	$246,897

		$246,897

Specialty Retail — 1.0%
Luk Fook Holdings (International), Ltd.	251,000	$652,490

		$652,490

Textiles, Apparel & Luxury Goods — 1.7%
Stella International Holdings, Ltd.	409,000	$1,142,552

		$1,142,552

Total Hong Kong (identified cost $4,801,063)		$5,101,247

India — 9.9%
Diversified Financial Services — 1.8%
Multi Commodity Exchange of India, Ltd.	79,810	$1,204,360

		$1,204,360

Household Products — 3.5%
Jyothy Laboratories, Ltd.	659,879	$2,372,918

		$2,372,918

Personal Products — 3.1%
Godrej Consumer Products, Ltd.	134,800	$2,058,475

		$2,058,475

Real Estate Management & Development — 1.5%
Oberoi Realty, Ltd.	238,380	$982,436

		$982,436

Total India (identified cost $5,763,205)		$6,618,189

Indonesia — 3.2%
Consumer Finance — 1.0%
Clipan Finance Indonesia Tbk PT	15,210,500	$666,444

		$666,444

Food Products — 2.2%
Mayora Indah Tbk PT	397,500	$1,467,167

		$1,467,167

Total Indonesia (identified cost $1,386,137)		$2,133,611

Malaysia — 13.0%
Construction & Engineering — 1.5%
Mudajaya Group Bhd	1,182,566	$1,009,979

		$1,009,979

Security	Shares	Value
Food Products — 1.4%
Oldtown Bhd	971,900	$947,246

		$947,246

Media — 0.6%
Media Prima Bhd	380,400	$368,062

		$368,062

Multiline Retail — 5.0%
Aeon Co. (M) Bhd	578,200	$3,361,396

		$3,361,396

Real Estate Management & Development — 1.9%
UOA Development Bhd	1,499,800	$1,285,469

		$1,285,469

Specialty Retail — 2.6%
Padini Holdings Bhd	2,633,400	$1,738,245

		$1,738,245

Total Malaysia (identified cost $5,257,088)		$8,710,397

Singapore — 22.0%
Air Freight & Logistics — 1.4%
Singapore Post, Ltd.	869,000	$900,324

		$900,324

Consumer Finance — 1.6%
Hong Leong Finance, Ltd.	508,000	$1,091,998

		$1,091,998

Food Products — 4.3%
Super Group, Ltd.	776,000	$2,886,670

		$2,886,670

IT Services — 1.3%
CSE Global, Ltd.	1,302,000	$882,966

		$882,966

Multiline Retail — 2.9%
Parkson Retail Asia, Ltd.	1,549,000	$1,948,577

		$1,948,577

Real Estate Investment Trusts (REITs) — 2.8%
CDL Hospitality Trusts	1,280,000	$1,857,458

		$1,857,458

Real Estate Management & Development — 1.2%
Perennial China Retail Trust	1,788,000	$826,011

		$826,011

Specialty Retail — 5.2%
OSIM International, Ltd.	2,184,000	$3,478,624

		$3,478,624

Wireless Telecommunication Services — 1.3%
StarHub, Ltd.	268,000	$849,363

		$849,363

Total Singapore (identified cost $10,192,787)		$14,721,991

Security	Shares	Value
South Korea — 5.7%
Commercial Banks — 1.5%
BS Financial Group, Inc.	73,760	$1,015,910

		$1,015,910

Hotels, Restaurants & Leisure — 2.2%
Hotel Shilla Co., Ltd.	26,710	$1,464,827

		$1,464,827

Internet & Catalog Retail — 2.0%
CJ O Shopping Co., Ltd.	4,571	$1,286,199

		$1,286,199

Total South Korea (identified cost $2,986,463)		$3,766,936

Taiwan — 12.1%
Health Care Equipment & Supplies — 7.5%
Pacific Hospital Supply Co., Ltd.	550,000	$1,830,276
St. Shine Optical Co., Ltd.	141,000	3,164,394

		$4,994,670

Hotels, Restaurants & Leisure — 1.0%
Formosa International Hotels Corp.	57,000	$661,613

		$661,613

Leisure Equipment & Products — 1.5%
Giant Manufacturing Co., Ltd.	148,000	$1,025,937

		$1,025,937

Semiconductors & Semiconductor Equipment — 2.1%
Radiant Opto-Electronics Corp.	373,187	$1,407,179

		$1,407,179

Total Taiwan (identified cost $5,484,094)		$8,089,399

Thailand — 9.6%
Insurance — 3.3%
Bangkok Life Assurance PCL(2)	431,500	$932,498
Thai Reinsurance PCL(1)(2)	6,255,300	1,309,267

		$2,241,765

Media — 1.3%
Major Cineplex Group PCL(2)	1,113,200	$856,929

		$856,929

Real Estate Management & Development — 5.0%
Pruksa Real Estate PCL(2)	865,400	$730,940
Ticon Industrial Connection PCL(2)	3,583,875	2,607,465

		$3,338,405

Total Thailand (identified cost $3,411,538)		$6,437,099

Total Common Stocks (identified cost $46,691,376)		$65,061,314

Short-Term Investments — 2.5%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 6/3/13	$1,712	$1,711,576

Total Short-Term Investments (identified cost $1,711,576)		$1,711,576

Total Investments — 99.8% (identified cost $48,402,952)		$66,772,890

Other Assets, Less Liabilities — 0.2%		$105,679

Net Assets — 100.0%		$66,878,569

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PCL	-	Public Company Ltd.

(1)	Non-income producing security.

(2)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

The Portfolio did not have any open financial instruments at May 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$48,725,659

Gross unrealized appreciation	$19,701,186
Gross unrealized depreciation	(1,653,955)

Net unrealized appreciation	$18,047,231

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks	$—	$65,061,314	(1)(2)	$—	$65,061,314
Short-Term Investments	—	1,711,576		—	1,711,576
Total Investments	$—	$66,772,890		$—	$66,772,890

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At May 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asian Small Companies Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	July 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 25, 2013